Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 89.2%

Australia — 4.5%
AGL Energy	50	$366
Australia & New Zealand Banking Group	1,667	35,681
Brambles	930	7,473
Dexus‡	621	4,599
Fortescue Metals Group	2,155	32,720
GPT Group‡	1,128	3,941
Mirvac Group‡	2,245	4,263
National Australia Bank	1,704	33,651
OZ Minerals	183	3,175
Qantas Airways	466	1,802
South32	3,153	6,730
Stockland‡	1,410	4,712
Sydney Airport	659	3,098
Telstra	2,343	6,051
Vicinity Centres‡	1,922	2,416
Westpac Banking	1,744	32,335
Woodside Petroleum	1,085	19,779

Total Australia		202,792

Canada — 1.4%
B2Gold	554	2,385
Bank of Montreal	325	28,970
CAE	142	4,046
Gildan Activewear	126	3,856
Kinross Gold	708	4,715
Newmont	55	3,312
Suncor Energy	123	2,571
Teck Resources, Cl B	336	6,435
Thomson Reuters	97	8,497

Total Canada		64,787

China — 0.9%
Baidu ADR*	76	16,534
BYD, Cl H	253	5,367
China Mobile	2,091	13,704
Lenovo Group	2,917	4,150
Towngas China	437	218

Total China		39,973

Denmark — 1.3%
Coloplast, Cl B	53	7,969
GN Store Nord	57	4,488
ISS	65	1,212
Novo Nordisk, Cl B	413	27,980
Vestas Wind Systems	90	18,473

Total Denmark		60,122

Finland — 0.3%
Neste	281	14,914

Total Finland		14,914

France — 3.2%
Air France-KLM*	166	992
ALD	57	834
AXA	1,431	38,404
Faurecia	13	693
Gecina‡	37	5,094
JCDecaux	56	1,412
Kering	54	37,274
Legrand	283	26,324
Societe Generale	718	18,789
Stellantis*	788	13,935

Total France		143,751

Germany — 2.0%
adidas	125	39,022

Description	Shares	Fair Value

Covestro	125	$8,405
Henkel & KGaA	70	6,932
LANXESS	62	4,571
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	102	31,411

Total Germany		90,341

Hong Kong — 0.1%
China Everbright Environment Group	1,550	1,049
COSCO SHIPPING Ports	712	519
New World Development	555	2,870
Swire Properties	418	1,293

Total Hong Kong		5,731

Israel — 0.0%
Teva Pharmaceutical Industries ADR*	107	1,235

Total Israel		1,235

Japan — 1.0%
Fast Retailing	25	19,898
Nikon	152	1,421
Takeda Pharmaceutical	618	22,242

Total Japan		43,561

Malaysia — 0.1%
IOI	195	197
Malayan Banking	861	1,713
Sime Darby	502	291
Sime Darby Plantation	200	224

Total Malaysia		2,425

Mexico — 0.2%
Cemex	6,254	4,397
Grupo Financiero Banorte, Cl O	962	5,424
Infraestructura Energetica Nova	197	762

Total Mexico		10,583

Netherlands — 1.9%
ABN AMRO Bank	301	3,657
Akzo Nobel	165	18,436
Unilever PLC	1,156	64,502

Total Netherlands		86,595

Norway — 0.2%
DNB	356	7,575

Total Norway		7,575

Philippines — 0.0%
Ayala	94	1,433

Total Philippines		1,433

Singapore — 0.1%
City Developments	360	2,136
Olam International	406	519
Sembcorp Industries	551	754
Sembcorp Marine*	2,705	342

Total Singapore		3,751

South Africa — 0.3%
Gold Fields	325	3,028
Investec PLC	543	1,641
Sasol	256	3,672
Standard Bank Group	548	4,657
Vodacom Group	287	2,455

Total South Africa		15,453

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Description	Shares	Fair Value

Spain — 0.7%
Atlantica Sustainable Infrastructure PLC	689	$25,238
Enagas	156	3,388
Repsol	233	2,885

Total Spain		31,511

Sweden — 1.2%
Assa Abloy, Cl B	412	11,841
Atlas Copco, Cl A	265	16,130
Atlas Copco, Cl B	157	8,171
BillerudKorsnas	71	1,320
SKF, Cl B	175	4,973
Telefonaktiebolaget LM Ericsson, Cl A	25	339
Telefonaktiebolaget LM Ericsson, Cl B	754	9,976

Total Sweden		52,750

Switzerland — 7.9%
Nestle	1,667	185,792
Roche Holding - BR	19	6,493
Roche Holding - GENUS	466	150,600
SGS	5	14,183

Total Switzerland		357,068

United Kingdom — 2.3%
Lloyds Banking Group PLC	60,628	35,552
Ninety One PLC	224	738
RELX PLC	1,499	37,590
Standard Chartered PLC	2,226	15,328
WPP	1,014	12,869

Total United Kingdom		102,077

United States — 59.6%

Communication Services— 4.8%
Walt Disney	1,180	217,733

Consumer Discretionary— 6.4%
Ford Motor*	2,764	33,859
Gap	146	4,348
NIKE, Cl B	855	113,621
Starbucks	1,261	137,789

		289,617

Consumer Staples— 5.3%
Colgate-Palmolive	576	45,406
Procter & Gamble	1,425	192,988

		238,394

Energy— 0.5%
ConocoPhillips	115	6,092
Exxon Mobil	148	8,263
Hess	81	5,732
Occidental Petroleum	85	2,263

		22,350

Financials— 11.1%
Bank of America	7,123	275,589
Hannon Armstrong Sustainable Infrastructure Capital‡	457	25,638
JPMorgan Chase	922	140,356
Morgan Stanley	808	62,749

		504,332

Health Care— 8.8%
AbbVie	1,045	113,090
Merck	1,797	138,531
Pfizer	3,725	134,957

Description	Shares/Number of Warrants	Fair Value

Viatris, Cl W*	777	$10,854

		397,432

Industrials— 3.3%
3M	381	73,411
Johnson Controls International PLC	526	31,386
ManpowerGroup	40	3,956
Nielsen Holdings PLC	238	5,986
Rockwell Automation	79	20,970
Xylem	120	12,622

		148,331

Information Technology— 16.3%
Enphase Energy*	846	137,187
First Solar*	743	64,864
HP	957	30,385
Microsoft	1,725	406,703
SolarEdge Technologies*	338	97,155

		736,294

Materials— 1.8%
Avery Dennison	59	10,835
Newmont	1,228	74,012

		84,847

Utilities— 1.3%
AES	198	5,308
Brookfield Renewable, Cl A	1,124	52,590

		57,898

Total United States		2,697,228

Total Common Stock (Cost $3,219,483)		4,035,656

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & KGaA (A)	125	14,052

Total Germany		14,052

Total Preferred Stock (Cost $13,398)		14,052

WARRANT — 0.0%
Occidental Petroleum Expires, 8/6/27 Strike Price $22.00*	21	250

Total Warrant (Cost $—)		250

SHORT-TERM INVESTMENT — 10.3%
Invesco Government & Agency, Cl Institutional, 0.030%(B)	467,271	467,271

Total Short-Term Investment (Cost $467,271)		467,271

Total Investments - 99.8% (Cost $3,700,152)		$4,517,229

Percentages are based on Net Assets of $4,525,449.

*	Non-income producing security.

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2021 (Unaudited)

‡	Real Estate Investment Trust.
(A)	There is currently no rate available.
(B)	Rate shown represents the 7-day effective yield as of March 31, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of March 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0600